18. Commitments, Contingencies and Credit Risk	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Commitments and Contingencies Disclosure [Text Block]
18. Commitments, Contingencies and Credit Risk

The Corporation generates agribusiness, commercial, mortgage and consumer loans to customers located primarily in North Central Illinois. The Corporation’s loans are generally secured by specific items of collateral including real property, consumer assets and business assets. Although the Corporation has a diversified loan portfolio, a substantial portion of its debtors’ ability to honor their contracts is dependent upon economic conditions in the agricultural industry.

Foreclosed assets held for sale include commercial real estate development, agricultural real estate, residential real estate and commercial properties. Of the $21,848 held in foreclosed assets as of December 31, 2011, $11,002 was commercial real estate development; $1,695 was agricultural real estate; $3,373 was residential real estate; and $5,778 was commercial. The carrying value reflects management’s best estimate of the amount to be realized from the sale of the property. The amount that the Corporation realizes from the sale of the property could differ materially in the near term from the carrying value reflected in these financial statements.

The current protracted economic decline continues to present financial institutions with circumstances and challenges, which in some cases have resulted in large and unanticipated declines in fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans.

As discussed further in Note 5 – “Loans and Allowance for Loan Losses,” the Corporation has concentrations in commercial real estate and commercial real estate development. Due to national, state and local economic conditions, values for commercial and commercial development real estate have declined significantly, and the market for these properties is depressed.

The accompanying financial statements have been prepared using values and information currently available to the Corporation.

Given the volatility of current economic conditions, the value of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses and capital that could negatively impact the Corporation’s ability to meet regulatory capital requirements and maintain sufficient liquidity.  Furthermore, the Corporation and subsidiary bank’s regulators could require material adjustments to asset values or the allowance for loan losses for regulatory capital purposes that could affect the Corporation and subsidiary bank’s measurement of regulatory capital and compliance with the capital adequacy guidelines under the framework for prompt corrective action.

In the normal course of business to meet the financing needs of its customers, the subsidiary bank is party to financial instruments with off-balance sheet risk. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheets. The contract amounts of those instruments reflect the extent of involvement the subsidiary bank has in particular classes of financial instruments.

The subsidiary bank’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual notional amount of those instruments. The subsidiary bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. At December 31, 2011, commitments to extend credit and standby letters of credit were approximately $96,510 and $1,756, respectively. At December 31, 2010, commitments to extend credit and standby letters of credit were approximately $118,357 and $1,503, respectively.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The subsidiary bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the subsidiary bank upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral held varies, but may include real estate, accounts receivable, inventory, property, plant and equipment and income-producing properties.

Standby letters of credit are conditional commitments issued by the subsidiary bank to guarantee the performance of a customer to a third party. The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loan facilities to customers. The subsidiary bank secures the standby letters of credit with the same collateral used to secure the loan. The maximum amount of credit that would be extended under standby letters of credit is equal to the off-balance sheet contract amount. At December 31, 2011 and 2010, the standby letters of credit had terms that expire in one year or less.

There are various claims pending against the Corporation’s subsidiary bank, arising in the normal course of business. Management believes, based upon consultation with counsel, that liabilities arising from these proceedings, if any, will not be material to the Corporation’s financial position or results of operations.